SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal provision at statutory rate	$ (1,409,660)	$ (604,245)
Federal provision at statutory rate, percent	21.00%	21.00%
State income taxes	$ (390,684)
State income taxes, percent	5.50%
Non-deductible expenses	$ (116,921)	$ 21,226
Non-deductible expenses, percent		(0.70%)
Change in valuation allowance	$ 1,917,265	$ 583,019
Change in valuation allowance, percent		(20.30%)
Effective tax rate
Effective tax rate, percent	0.00%	0.00%